Document and Entity Information	9 Months Ended
Sep. 30, 2017
Document And Entity Information [Abstract]
Document Type	S-11/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1 TO FORM S-11
Document Period End Date	Sep. 30, 2017
Trading Symbol	sqft
Entity Registrant Name	Presidio Property Trust, Inc.
Entity Central Index Key	0001080657
Entity Filer Category	Smaller Reporting Company